Interest and other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and other income
Number of warrants, issued	1,122,904
Warrant exercisable term	12 months
Warrants issued, consideration	$ 0
Fair value of warrant consideration	1,067	$ 10
Gain on adjustment	$ 923